Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Deferred tax assets, net of valuation allowance, total		$ 49,251,408	$ 63,520,548
Deferred tax assets, valuation allowance		$ 49,251,408	$ 63,520,548
U.S. federal corporate tax rate		34.00%	34.00%
Reduction of deferred tax assets		$ 14,600,000
Provisional amount		$ 0
Maximum [Member]
Income Tax [Line Items]
U.S. federal corporate tax rate		35.00%
Scenario Plan [Member]
Income Tax [Line Items]
U.S. federal corporate tax rate	21.00%
Domestic Country [Member]
Income Tax [Line Items]
Operating loss carryforwards		$ 165,544,893	$ 150,950,436
Operating loss carryforwards, expiration terms		begin to expire in 2022.